Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets Net Excluding Goodwill Abstract
Schedule of Intangible Assets

	December, 31
	2019				2020
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
PIBA license	111,715	(37,238)	—	74,477	112,215	(48,626)	—	63,589
	111,715	(37,238)	—	74,477	112,215	(48,626)	—	63,589